FINANCIAL INSTRUMENTS - Fair value hierarchy and other disclosures (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair value of borrowings
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	$ 0	$ 0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Financial liabilities	6,976,974	4,695,856
Borrowings
Fair value of borrowings
Financial liabilities	5,436,615	3,785,980
Financial liabilities at fair value	5,490,519	3,571,355
Notes
Fair value of borrowings
Financial liabilities	4,013,089	3,171,498
Financial liabilities at fair value	4,027,880	2,955,532
Other Borrowings
Fair value of borrowings
Financial liabilities	1,423,526	614,482
Financial liabilities at fair value	$ 1,462,639	$ 615,823